Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2018	2017
Trade receivables	9,416,320	11,860,798
Bad debt provision for trade receivables	(1,294,097)	(1,359,255)
	8,122,223	10,510,543

	As at December 31,
	2018	2017
Other receivables	2,617	2,849
Prepayments	852,856	1,898,419
	855,473	1,901,268

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer's credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2018	2017
Current	1,743,555	1,791,936
1 to 3 months	3,546,525	2,721,633
3 months or more	4,126,240	7,347,229
	9,416,320	11,860,798

The Group allows an average credit period of 120-180 days to its trade customers. For the overdue trade receivable, the Company provided a bad debt allowance amounting to $1,294,097 and $1,359,255 as of December 31, 2018 and 2017, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2018	2017
As at January 1	1,359,255	1,280,330
Provision provided in the year	-	-
Translation adjustment	(65,158)	78,925
As at December 31	1,294,097	1,359,255

Among the amounts of trade receivables, $1,368,183 and $1,723,364 of output VAT was included as of December 31, 2018 and 2017, respectively.